Form N-1A Supplement	Mar. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated February 13, 2026
to the currently effective Summary Prospectus, Prospectus and the Statement of Additional Information (the “SAI”), for the
iShares Global Industrials ETF (EXI), iShares Global Financials ETF (IXG),
iShares Global Healthcare ETF (IXJ) and iShares Global Materials ETF (MXI)
(each, a “Fund” and collectively, the “Funds”)
The Board of Trustees has approved the following changes for the Fund that are expected to take effect on or around March 23, 2026:

Fund	Current Underlying Index	New Underlying Index

iShares Global Industrials ETF	S&P Global 1200 Industrials IndexTM	S&P Global 1200 Industrials (Sector) Capped IndexTM

iShares Global Financials ETF	S&P Global 1200 Financials IndexTM	S&P Global 1200 Financials (Sector) Capped IndexTM

iShares Global Healthcare ETF	S&P Global 1200 Health Care IndexTM	S&P Global 1200 Health Care (Sector) Capped IndexTM

iShares Global Materials ETF	S&P Global 1200 Materials IndexTM	S&P Global 1200 Materials (Sector) Capped IndexTM
The first paragraph of the Principal Investment Strategies section of the Summary Prospectus and Prospectus for each Fund will be replaced with the following:

Fund	Current First Paragraph	New First Paragraph

iShares Global Industrials ETF	The Fund seeks to track the investment results of the S&P Global 1200 Industrials IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the industrials sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of March 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the industrials industry or sector. The components of the Underlying Index are likely to change over time. As of March 31, 2025, the Underlying Index was composed of securities of companies in the following countries or regions: Australia, Brazil, Canada, Chilé, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Mexico, the Netherlands, Norway, Spain, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S.
The Fund seeks to track the investment results of the S&P Global 1200 Industrials (Sector) Capped IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the industrials sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of December 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the industrials industry or sector. The components of the Underlying Index are likely to change over time. As of December 31, 2025, the Underlying Index was composed of securities of companies in the following countries or regions: Australia, Brazil, Canada, Chilé, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Mexico, the Netherlands, Norway, Spain, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S.

Fund	Current First Paragraph	New First Paragraph

The Underlying Index uses a capping methodology. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index rebalances quarterly to limit the aggregate weight of all issuers that individually exceed 4.50% of the Underlying Index weight to a maximum of 22.50%. Between scheduled quarterly reviews, the Underlying Index is rebalanced at the end of any day on which issuers that individually constitute more than 5% of the weight of the Underlying Index collectively represent more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

iShares Global Financials ETF	The Fund seeks to track the investment results of the S&P Global 1200 Financials IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the financials sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of March 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time. As of March 31, 2025, the Underlying Index was composed of securities of companies in the following countries or regions: Australia, Austria, Belgium, Brazil, Canada, Chilé, China, Colombia, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Mexico, the Netherlands, Norway, Peru, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, the United Kingdom (the “U.K.”) and the U.S.
The Fund seeks to track the investment results of the S&P Global 1200 Financials (Sector) Capped IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the financials sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of December 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time. As of December 31, 2025, the Underlying Index was composed of securities of companies in the following countries or regions: Australia, Austria, Belgium, Brazil, Canada, Chilé, China, Colombia, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Mexico, the Netherlands, Norway, Peru, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, the United Kingdom (the “U.K.”) and the U.S.

Fund	Current First Paragraph	New First Paragraph

The Underlying Index uses a capping methodology. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index rebalances quarterly to limit the aggregate weight of all issuers that individually exceed 4.50% of the Underlying Index weight to a maximum of 22.50%. Between scheduled quarterly reviews, the Underlying Index is rebalanced at the end of any day on which issuers that individually constitute more than 5% of the weight of the Underlying Index collectively represent more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

iShares Global Healthcare ETF	The Fund seeks to track the investment results of the S&P Global 1200 Health Care IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be a part of the healthcare sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of March 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the healthcare industry or sector. The components of the Underlying Index are likely to change over time. As of March 31, 2025, the Underlying Index was composed of securities of companies in the following countries: Australia, Belgium, Brazil, Denmark, France, Germany, Japan, the Netherlands, South Korea, Spain, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S.
The Fund seeks to track the investment results of the S&P Global 1200 Health Care (Sector) Capped IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be a part of the healthcare sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of December 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the healthcare industry or sector. The components of the Underlying Index are likely to change over time. As of December 31, 2025, the Underlying Index was composed of securities of companies in the following countries: Australia, Belgium, Brazil, Denmark, France, Germany, Japan, the Netherlands, South Korea, Spain, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S.

Fund	Current First Paragraph	New First Paragraph

The Underlying Index uses a capping methodology. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index rebalances quarterly to limit the aggregate weight of all issuers that individually exceed 4.50% of the Underlying Index weight to a maximum of 22.50%. Between scheduled quarterly reviews, the Underlying Index is rebalanced at the end of any day on which issuers that individually constitute more than 5% of the weight of the Underlying Index collectively represent more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

iShares Global Materials ETF	The Fund seeks to track the investment results of the S&P Global 1200 Materials IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the materials sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of March 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the materials industry or sector. The components of the Underlying Index are likely to change over time. As of March 31, 2025, the Underlying Index was composed of securities of companies in the following countries: Australia, Belgium, Brazil, Canada, Chilé, Denmark, Finland, France, Germany, Japan, Luxembourg, Mexico, the Netherlands, Norway, Peru, South Korea, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S.
The Fund seeks to track the investment results of the S&P Global 1200 Materials (Sector) Capped IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the materials sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of December 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the materials industry or sector. The components of the Underlying Index are likely to change over time. As of December 31, 2025, the Underlying Index was composed of securities of companies in the following countries: Australia, Belgium, Brazil, Canada, Chilé, Denmark, Finland, France, Germany, Japan, Luxembourg, Mexico, the Netherlands, Norway, Peru, South Korea, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S.

Fund	Current First Paragraph	New First Paragraph

The Underlying Index uses a capping methodology. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index rebalances quarterly to limit the aggregate weight of all issuers that individually exceed 4.50% of the Underlying Index weight to a maximum of 22.50%. Between scheduled quarterly reviews, the Underlying Index is rebalanced at the end of any day on which issuers that individually constitute more than 5% of the weight of the Underlying Index collectively represent more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Global Financials ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated February 13, 2026
to the currently effective Summary Prospectus, Prospectus and the Statement of Additional Information (the “SAI”), for the
iShares Global Industrials ETF (EXI), iShares Global Financials ETF (IXG),
iShares Global Healthcare ETF (IXJ) and iShares Global Materials ETF (MXI)
(each, a “Fund” and collectively, the “Funds”)
The Board of Trustees has approved the following changes for the Fund that are expected to take effect on or around March 23, 2026:

Fund	Current Underlying Index	New Underlying Index

iShares Global Industrials ETF	S&P Global 1200 Industrials IndexTM	S&P Global 1200 Industrials (Sector) Capped IndexTM

iShares Global Financials ETF	S&P Global 1200 Financials IndexTM	S&P Global 1200 Financials (Sector) Capped IndexTM

iShares Global Healthcare ETF	S&P Global 1200 Health Care IndexTM	S&P Global 1200 Health Care (Sector) Capped IndexTM

iShares Global Materials ETF	S&P Global 1200 Materials IndexTM	S&P Global 1200 Materials (Sector) Capped IndexTM
The first paragraph of the Principal Investment Strategies section of the Summary Prospectus and Prospectus for each Fund will be replaced with the following:

Fund	Current First Paragraph	New First Paragraph

iShares Global Industrials ETF	The Fund seeks to track the investment results of the S&P Global 1200 Industrials IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the industrials sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of March 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the industrials industry or sector. The components of the Underlying Index are likely to change over time. As of March 31, 2025, the Underlying Index was composed of securities of companies in the following countries or regions: Australia, Brazil, Canada, Chilé, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Mexico, the Netherlands, Norway, Spain, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S.
The Fund seeks to track the investment results of the S&P Global 1200 Industrials (Sector) Capped IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the industrials sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of December 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the industrials industry or sector. The components of the Underlying Index are likely to change over time. As of December 31, 2025, the Underlying Index was composed of securities of companies in the following countries or regions: Australia, Brazil, Canada, Chilé, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Mexico, the Netherlands, Norway, Spain, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S.

Fund	Current First Paragraph	New First Paragraph

The Underlying Index uses a capping methodology. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index rebalances quarterly to limit the aggregate weight of all issuers that individually exceed 4.50% of the Underlying Index weight to a maximum of 22.50%. Between scheduled quarterly reviews, the Underlying Index is rebalanced at the end of any day on which issuers that individually constitute more than 5% of the weight of the Underlying Index collectively represent more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

iShares Global Financials ETF	The Fund seeks to track the investment results of the S&P Global 1200 Financials IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the financials sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of March 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time. As of March 31, 2025, the Underlying Index was composed of securities of companies in the following countries or regions: Australia, Austria, Belgium, Brazil, Canada, Chilé, China, Colombia, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Mexico, the Netherlands, Norway, Peru, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, the United Kingdom (the “U.K.”) and the U.S.
The Fund seeks to track the investment results of the S&P Global 1200 Financials (Sector) Capped IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the financials sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of December 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time. As of December 31, 2025, the Underlying Index was composed of securities of companies in the following countries or regions: Australia, Austria, Belgium, Brazil, Canada, Chilé, China, Colombia, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Mexico, the Netherlands, Norway, Peru, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, the United Kingdom (the “U.K.”) and the U.S.

Fund	Current First Paragraph	New First Paragraph

The Underlying Index uses a capping methodology. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index rebalances quarterly to limit the aggregate weight of all issuers that individually exceed 4.50% of the Underlying Index weight to a maximum of 22.50%. Between scheduled quarterly reviews, the Underlying Index is rebalanced at the end of any day on which issuers that individually constitute more than 5% of the weight of the Underlying Index collectively represent more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

iShares Global Healthcare ETF	The Fund seeks to track the investment results of the S&P Global 1200 Health Care IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be a part of the healthcare sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of March 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the healthcare industry or sector. The components of the Underlying Index are likely to change over time. As of March 31, 2025, the Underlying Index was composed of securities of companies in the following countries: Australia, Belgium, Brazil, Denmark, France, Germany, Japan, the Netherlands, South Korea, Spain, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S.
The Fund seeks to track the investment results of the S&P Global 1200 Health Care (Sector) Capped IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be a part of the healthcare sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of December 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the healthcare industry or sector. The components of the Underlying Index are likely to change over time. As of December 31, 2025, the Underlying Index was composed of securities of companies in the following countries: Australia, Belgium, Brazil, Denmark, France, Germany, Japan, the Netherlands, South Korea, Spain, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S.

Fund	Current First Paragraph	New First Paragraph

The Underlying Index uses a capping methodology. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index rebalances quarterly to limit the aggregate weight of all issuers that individually exceed 4.50% of the Underlying Index weight to a maximum of 22.50%. Between scheduled quarterly reviews, the Underlying Index is rebalanced at the end of any day on which issuers that individually constitute more than 5% of the weight of the Underlying Index collectively represent more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

iShares Global Materials ETF	The Fund seeks to track the investment results of the S&P Global 1200 Materials IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the materials sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of March 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the materials industry or sector. The components of the Underlying Index are likely to change over time. As of March 31, 2025, the Underlying Index was composed of securities of companies in the following countries: Australia, Belgium, Brazil, Canada, Chilé, Denmark, Finland, France, Germany, Japan, Luxembourg, Mexico, the Netherlands, Norway, Peru, South Korea, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S.
The Fund seeks to track the investment results of the S&P Global 1200 Materials (Sector) Capped IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the materials sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of December 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the materials industry or sector. The components of the Underlying Index are likely to change over time. As of December 31, 2025, the Underlying Index was composed of securities of companies in the following countries: Australia, Belgium, Brazil, Canada, Chilé, Denmark, Finland, France, Germany, Japan, Luxembourg, Mexico, the Netherlands, Norway, Peru, South Korea, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S.

Fund	Current First Paragraph	New First Paragraph

The Underlying Index uses a capping methodology. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index rebalances quarterly to limit the aggregate weight of all issuers that individually exceed 4.50% of the Underlying Index weight to a maximum of 22.50%. Between scheduled quarterly reviews, the Underlying Index is rebalanced at the end of any day on which issuers that individually constitute more than 5% of the weight of the Underlying Index collectively represent more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Global Healthcare ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated February 13, 2026
to the currently effective Summary Prospectus, Prospectus and the Statement of Additional Information (the “SAI”), for the
iShares Global Industrials ETF (EXI), iShares Global Financials ETF (IXG),
iShares Global Healthcare ETF (IXJ) and iShares Global Materials ETF (MXI)
(each, a “Fund” and collectively, the “Funds”)
The Board of Trustees has approved the following changes for the Fund that are expected to take effect on or around March 23, 2026:

Fund	Current Underlying Index	New Underlying Index

iShares Global Industrials ETF	S&P Global 1200 Industrials IndexTM	S&P Global 1200 Industrials (Sector) Capped IndexTM

iShares Global Financials ETF	S&P Global 1200 Financials IndexTM	S&P Global 1200 Financials (Sector) Capped IndexTM

iShares Global Healthcare ETF	S&P Global 1200 Health Care IndexTM	S&P Global 1200 Health Care (Sector) Capped IndexTM

iShares Global Materials ETF	S&P Global 1200 Materials IndexTM	S&P Global 1200 Materials (Sector) Capped IndexTM
The first paragraph of the Principal Investment Strategies section of the Summary Prospectus and Prospectus for each Fund will be replaced with the following:

Fund	Current First Paragraph	New First Paragraph

iShares Global Industrials ETF	The Fund seeks to track the investment results of the S&P Global 1200 Industrials IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the industrials sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of March 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the industrials industry or sector. The components of the Underlying Index are likely to change over time. As of March 31, 2025, the Underlying Index was composed of securities of companies in the following countries or regions: Australia, Brazil, Canada, Chilé, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Mexico, the Netherlands, Norway, Spain, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S.
The Fund seeks to track the investment results of the S&P Global 1200 Industrials (Sector) Capped IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the industrials sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of December 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the industrials industry or sector. The components of the Underlying Index are likely to change over time. As of December 31, 2025, the Underlying Index was composed of securities of companies in the following countries or regions: Australia, Brazil, Canada, Chilé, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Mexico, the Netherlands, Norway, Spain, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S.

Fund	Current First Paragraph	New First Paragraph

The Underlying Index uses a capping methodology. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index rebalances quarterly to limit the aggregate weight of all issuers that individually exceed 4.50% of the Underlying Index weight to a maximum of 22.50%. Between scheduled quarterly reviews, the Underlying Index is rebalanced at the end of any day on which issuers that individually constitute more than 5% of the weight of the Underlying Index collectively represent more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

iShares Global Financials ETF	The Fund seeks to track the investment results of the S&P Global 1200 Financials IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the financials sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of March 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time. As of March 31, 2025, the Underlying Index was composed of securities of companies in the following countries or regions: Australia, Austria, Belgium, Brazil, Canada, Chilé, China, Colombia, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Mexico, the Netherlands, Norway, Peru, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, the United Kingdom (the “U.K.”) and the U.S.
The Fund seeks to track the investment results of the S&P Global 1200 Financials (Sector) Capped IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the financials sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of December 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time. As of December 31, 2025, the Underlying Index was composed of securities of companies in the following countries or regions: Australia, Austria, Belgium, Brazil, Canada, Chilé, China, Colombia, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Mexico, the Netherlands, Norway, Peru, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, the United Kingdom (the “U.K.”) and the U.S.

Fund	Current First Paragraph	New First Paragraph

The Underlying Index uses a capping methodology. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index rebalances quarterly to limit the aggregate weight of all issuers that individually exceed 4.50% of the Underlying Index weight to a maximum of 22.50%. Between scheduled quarterly reviews, the Underlying Index is rebalanced at the end of any day on which issuers that individually constitute more than 5% of the weight of the Underlying Index collectively represent more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

iShares Global Healthcare ETF	The Fund seeks to track the investment results of the S&P Global 1200 Health Care IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be a part of the healthcare sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of March 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the healthcare industry or sector. The components of the Underlying Index are likely to change over time. As of March 31, 2025, the Underlying Index was composed of securities of companies in the following countries: Australia, Belgium, Brazil, Denmark, France, Germany, Japan, the Netherlands, South Korea, Spain, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S.
The Fund seeks to track the investment results of the S&P Global 1200 Health Care (Sector) Capped IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be a part of the healthcare sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of December 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the healthcare industry or sector. The components of the Underlying Index are likely to change over time. As of December 31, 2025, the Underlying Index was composed of securities of companies in the following countries: Australia, Belgium, Brazil, Denmark, France, Germany, Japan, the Netherlands, South Korea, Spain, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S.

Fund	Current First Paragraph	New First Paragraph

The Underlying Index uses a capping methodology. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index rebalances quarterly to limit the aggregate weight of all issuers that individually exceed 4.50% of the Underlying Index weight to a maximum of 22.50%. Between scheduled quarterly reviews, the Underlying Index is rebalanced at the end of any day on which issuers that individually constitute more than 5% of the weight of the Underlying Index collectively represent more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

iShares Global Materials ETF	The Fund seeks to track the investment results of the S&P Global 1200 Materials IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the materials sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of March 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the materials industry or sector. The components of the Underlying Index are likely to change over time. As of March 31, 2025, the Underlying Index was composed of securities of companies in the following countries: Australia, Belgium, Brazil, Canada, Chilé, Denmark, Finland, France, Germany, Japan, Luxembourg, Mexico, the Netherlands, Norway, Peru, South Korea, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S.
The Fund seeks to track the investment results of the S&P Global 1200 Materials (Sector) Capped IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the materials sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of December 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the materials industry or sector. The components of the Underlying Index are likely to change over time. As of December 31, 2025, the Underlying Index was composed of securities of companies in the following countries: Australia, Belgium, Brazil, Canada, Chilé, Denmark, Finland, France, Germany, Japan, Luxembourg, Mexico, the Netherlands, Norway, Peru, South Korea, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S.

Fund	Current First Paragraph	New First Paragraph

The Underlying Index uses a capping methodology. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index rebalances quarterly to limit the aggregate weight of all issuers that individually exceed 4.50% of the Underlying Index weight to a maximum of 22.50%. Between scheduled quarterly reviews, the Underlying Index is rebalanced at the end of any day on which issuers that individually constitute more than 5% of the weight of the Underlying Index collectively represent more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Global Industrials ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated February 13, 2026
to the currently effective Summary Prospectus, Prospectus and the Statement of Additional Information (the “SAI”), for the
iShares Global Industrials ETF (EXI), iShares Global Financials ETF (IXG),
iShares Global Healthcare ETF (IXJ) and iShares Global Materials ETF (MXI)
(each, a “Fund” and collectively, the “Funds”)
The Board of Trustees has approved the following changes for the Fund that are expected to take effect on or around March 23, 2026:

Fund	Current Underlying Index	New Underlying Index

iShares Global Industrials ETF	S&P Global 1200 Industrials IndexTM	S&P Global 1200 Industrials (Sector) Capped IndexTM

iShares Global Financials ETF	S&P Global 1200 Financials IndexTM	S&P Global 1200 Financials (Sector) Capped IndexTM

iShares Global Healthcare ETF	S&P Global 1200 Health Care IndexTM	S&P Global 1200 Health Care (Sector) Capped IndexTM

iShares Global Materials ETF	S&P Global 1200 Materials IndexTM	S&P Global 1200 Materials (Sector) Capped IndexTM
The first paragraph of the Principal Investment Strategies section of the Summary Prospectus and Prospectus for each Fund will be replaced with the following:

Fund	Current First Paragraph	New First Paragraph

iShares Global Industrials ETF	The Fund seeks to track the investment results of the S&P Global 1200 Industrials IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the industrials sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of March 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the industrials industry or sector. The components of the Underlying Index are likely to change over time. As of March 31, 2025, the Underlying Index was composed of securities of companies in the following countries or regions: Australia, Brazil, Canada, Chilé, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Mexico, the Netherlands, Norway, Spain, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S.
The Fund seeks to track the investment results of the S&P Global 1200 Industrials (Sector) Capped IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the industrials sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of December 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the industrials industry or sector. The components of the Underlying Index are likely to change over time. As of December 31, 2025, the Underlying Index was composed of securities of companies in the following countries or regions: Australia, Brazil, Canada, Chilé, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Mexico, the Netherlands, Norway, Spain, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S.

Fund	Current First Paragraph	New First Paragraph

The Underlying Index uses a capping methodology. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index rebalances quarterly to limit the aggregate weight of all issuers that individually exceed 4.50% of the Underlying Index weight to a maximum of 22.50%. Between scheduled quarterly reviews, the Underlying Index is rebalanced at the end of any day on which issuers that individually constitute more than 5% of the weight of the Underlying Index collectively represent more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

iShares Global Financials ETF	The Fund seeks to track the investment results of the S&P Global 1200 Financials IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the financials sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of March 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time. As of March 31, 2025, the Underlying Index was composed of securities of companies in the following countries or regions: Australia, Austria, Belgium, Brazil, Canada, Chilé, China, Colombia, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Mexico, the Netherlands, Norway, Peru, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, the United Kingdom (the “U.K.”) and the U.S.
The Fund seeks to track the investment results of the S&P Global 1200 Financials (Sector) Capped IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the financials sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of December 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time. As of December 31, 2025, the Underlying Index was composed of securities of companies in the following countries or regions: Australia, Austria, Belgium, Brazil, Canada, Chilé, China, Colombia, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Mexico, the Netherlands, Norway, Peru, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, the United Kingdom (the “U.K.”) and the U.S.

Fund	Current First Paragraph	New First Paragraph

The Underlying Index uses a capping methodology. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index rebalances quarterly to limit the aggregate weight of all issuers that individually exceed 4.50% of the Underlying Index weight to a maximum of 22.50%. Between scheduled quarterly reviews, the Underlying Index is rebalanced at the end of any day on which issuers that individually constitute more than 5% of the weight of the Underlying Index collectively represent more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

iShares Global Healthcare ETF	The Fund seeks to track the investment results of the S&P Global 1200 Health Care IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be a part of the healthcare sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of March 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the healthcare industry or sector. The components of the Underlying Index are likely to change over time. As of March 31, 2025, the Underlying Index was composed of securities of companies in the following countries: Australia, Belgium, Brazil, Denmark, France, Germany, Japan, the Netherlands, South Korea, Spain, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S.
The Fund seeks to track the investment results of the S&P Global 1200 Health Care (Sector) Capped IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be a part of the healthcare sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of December 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the healthcare industry or sector. The components of the Underlying Index are likely to change over time. As of December 31, 2025, the Underlying Index was composed of securities of companies in the following countries: Australia, Belgium, Brazil, Denmark, France, Germany, Japan, the Netherlands, South Korea, Spain, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S.

Fund	Current First Paragraph	New First Paragraph

The Underlying Index uses a capping methodology. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index rebalances quarterly to limit the aggregate weight of all issuers that individually exceed 4.50% of the Underlying Index weight to a maximum of 22.50%. Between scheduled quarterly reviews, the Underlying Index is rebalanced at the end of any day on which issuers that individually constitute more than 5% of the weight of the Underlying Index collectively represent more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

iShares Global Materials ETF	The Fund seeks to track the investment results of the S&P Global 1200 Materials IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the materials sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of March 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the materials industry or sector. The components of the Underlying Index are likely to change over time. As of March 31, 2025, the Underlying Index was composed of securities of companies in the following countries: Australia, Belgium, Brazil, Canada, Chilé, Denmark, Finland, France, Germany, Japan, Luxembourg, Mexico, the Netherlands, Norway, Peru, South Korea, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S.
The Fund seeks to track the investment results of the S&P Global 1200 Materials (Sector) Capped IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the materials sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of December 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the materials industry or sector. The components of the Underlying Index are likely to change over time. As of December 31, 2025, the Underlying Index was composed of securities of companies in the following countries: Australia, Belgium, Brazil, Canada, Chilé, Denmark, Finland, France, Germany, Japan, Luxembourg, Mexico, the Netherlands, Norway, Peru, South Korea, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S.

Fund	Current First Paragraph	New First Paragraph

The Underlying Index uses a capping methodology. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index rebalances quarterly to limit the aggregate weight of all issuers that individually exceed 4.50% of the Underlying Index weight to a maximum of 22.50%. Between scheduled quarterly reviews, the Underlying Index is rebalanced at the end of any day on which issuers that individually constitute more than 5% of the weight of the Underlying Index collectively represent more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Global Materials ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated February 13, 2026
to the currently effective Summary Prospectus, Prospectus and the Statement of Additional Information (the “SAI”), for the
iShares Global Industrials ETF (EXI), iShares Global Financials ETF (IXG),
iShares Global Healthcare ETF (IXJ) and iShares Global Materials ETF (MXI)
(each, a “Fund” and collectively, the “Funds”)
The Board of Trustees has approved the following changes for the Fund that are expected to take effect on or around March 23, 2026:

Fund	Current Underlying Index	New Underlying Index

iShares Global Industrials ETF	S&P Global 1200 Industrials IndexTM	S&P Global 1200 Industrials (Sector) Capped IndexTM

iShares Global Financials ETF	S&P Global 1200 Financials IndexTM	S&P Global 1200 Financials (Sector) Capped IndexTM

iShares Global Healthcare ETF	S&P Global 1200 Health Care IndexTM	S&P Global 1200 Health Care (Sector) Capped IndexTM

iShares Global Materials ETF	S&P Global 1200 Materials IndexTM	S&P Global 1200 Materials (Sector) Capped IndexTM
The first paragraph of the Principal Investment Strategies section of the Summary Prospectus and Prospectus for each Fund will be replaced with the following:

Fund	Current First Paragraph	New First Paragraph

iShares Global Industrials ETF	The Fund seeks to track the investment results of the S&P Global 1200 Industrials IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the industrials sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of March 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the industrials industry or sector. The components of the Underlying Index are likely to change over time. As of March 31, 2025, the Underlying Index was composed of securities of companies in the following countries or regions: Australia, Brazil, Canada, Chilé, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Mexico, the Netherlands, Norway, Spain, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S.
The Fund seeks to track the investment results of the S&P Global 1200 Industrials (Sector) Capped IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the industrials sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of December 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the industrials industry or sector. The components of the Underlying Index are likely to change over time. As of December 31, 2025, the Underlying Index was composed of securities of companies in the following countries or regions: Australia, Brazil, Canada, Chilé, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Mexico, the Netherlands, Norway, Spain, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S.

Fund	Current First Paragraph	New First Paragraph

The Underlying Index uses a capping methodology. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index rebalances quarterly to limit the aggregate weight of all issuers that individually exceed 4.50% of the Underlying Index weight to a maximum of 22.50%. Between scheduled quarterly reviews, the Underlying Index is rebalanced at the end of any day on which issuers that individually constitute more than 5% of the weight of the Underlying Index collectively represent more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

iShares Global Financials ETF	The Fund seeks to track the investment results of the S&P Global 1200 Financials IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the financials sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of March 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time. As of March 31, 2025, the Underlying Index was composed of securities of companies in the following countries or regions: Australia, Austria, Belgium, Brazil, Canada, Chilé, China, Colombia, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Mexico, the Netherlands, Norway, Peru, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, the United Kingdom (the “U.K.”) and the U.S.
The Fund seeks to track the investment results of the S&P Global 1200 Financials (Sector) Capped IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the financials sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of December 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time. As of December 31, 2025, the Underlying Index was composed of securities of companies in the following countries or regions: Australia, Austria, Belgium, Brazil, Canada, Chilé, China, Colombia, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Mexico, the Netherlands, Norway, Peru, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, the United Kingdom (the “U.K.”) and the U.S.

Fund	Current First Paragraph	New First Paragraph

The Underlying Index uses a capping methodology. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index rebalances quarterly to limit the aggregate weight of all issuers that individually exceed 4.50% of the Underlying Index weight to a maximum of 22.50%. Between scheduled quarterly reviews, the Underlying Index is rebalanced at the end of any day on which issuers that individually constitute more than 5% of the weight of the Underlying Index collectively represent more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

iShares Global Healthcare ETF	The Fund seeks to track the investment results of the S&P Global 1200 Health Care IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be a part of the healthcare sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of March 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the healthcare industry or sector. The components of the Underlying Index are likely to change over time. As of March 31, 2025, the Underlying Index was composed of securities of companies in the following countries: Australia, Belgium, Brazil, Denmark, France, Germany, Japan, the Netherlands, South Korea, Spain, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S.
The Fund seeks to track the investment results of the S&P Global 1200 Health Care (Sector) Capped IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be a part of the healthcare sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of December 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the healthcare industry or sector. The components of the Underlying Index are likely to change over time. As of December 31, 2025, the Underlying Index was composed of securities of companies in the following countries: Australia, Belgium, Brazil, Denmark, France, Germany, Japan, the Netherlands, South Korea, Spain, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S.

Fund	Current First Paragraph	New First Paragraph

The Underlying Index uses a capping methodology. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index rebalances quarterly to limit the aggregate weight of all issuers that individually exceed 4.50% of the Underlying Index weight to a maximum of 22.50%. Between scheduled quarterly reviews, the Underlying Index is rebalanced at the end of any day on which issuers that individually constitute more than 5% of the weight of the Underlying Index collectively represent more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

iShares Global Materials ETF	The Fund seeks to track the investment results of the S&P Global 1200 Materials IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the materials sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of March 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the materials industry or sector. The components of the Underlying Index are likely to change over time. As of March 31, 2025, the Underlying Index was composed of securities of companies in the following countries: Australia, Belgium, Brazil, Canada, Chilé, Denmark, Finland, France, Germany, Japan, Luxembourg, Mexico, the Netherlands, Norway, Peru, South Korea, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S.
The Fund seeks to track the investment results of the S&P Global 1200 Materials (Sector) Capped IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the materials sector of the economy and that SPDJI believes are important to global markets. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. As of December 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the materials industry or sector. The components of the Underlying Index are likely to change over time. As of December 31, 2025, the Underlying Index was composed of securities of companies in the following countries: Australia, Belgium, Brazil, Canada, Chilé, Denmark, Finland, France, Germany, Japan, Luxembourg, Mexico, the Netherlands, Norway, Peru, South Korea, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S.

Fund	Current First Paragraph	New First Paragraph

The Underlying Index uses a capping methodology. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index rebalances quarterly to limit the aggregate weight of all issuers that individually exceed 4.50% of the Underlying Index weight to a maximum of 22.50%. Between scheduled quarterly reviews, the Underlying Index is rebalanced at the end of any day on which issuers that individually constitute more than 5% of the weight of the Underlying Index collectively represent more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.